Cost of Revenues	12 Months Ended
Dec. 31, 2021
Cost Of Revenues [Abstract]
Cost of Revenues
13.	Cost of Revenues
The following is a summary of cost of revenues for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue sharing fees	850,167	1,031,903	1,357,270
Salary and welfare benefits	29,072	41,159	52,268
Payment handling costs	15,573	22,692	32,506
Bandwidth costs	5,702	11,226	30,889
Share-based compensation expense	—	14,789	11,484
Others	9,641	12,909	18,088

Total	910,155	1,134,678	1,502,505